Prospectus Supplement                                                           May 30, 2023

Limited-Term Bond Fund

ETABX           Class A Shares             ETCBX      Class C Shares

ETNBX           Class N Shares             ETIBX       Class I Shares

Core Bond Fund

ETARX          Class A Shares              ETCRX      Class C Shares

ETNRX          Class N Shares              ETIRX       Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Prospectus for the Funds, dated November 1, 2022, and should be read in conjunction with such Prospectus. .

EVENTIDE	1

PROSPECTUS SUPPLEMENT	MAY 30, 2023

Eventide limited-term bond Fund

Effective May 31, 2023, the management fee payable by the Fund to Eventide Asset Management LLC, the Fund’s investment adviser, will be reduced from 0.33% to 0.31% of the average daily net assets of the Fund. Accordingly, the following changes are hereby made to the Prospectus and Summary Prospectus:

The table under the section of the Fund’s Prospectus entitled “FUND SUMMARY - Eventide Limited-Term Bond Fund - Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15
Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.31%	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	0.00%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.87%	1.62%	0.82%	0.62%
Fee Waiver and/or Expense Reimbursement[3]	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.80%	1.55%	0.75%	0.55%
1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
3.	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2023. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the Management Agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

The section of the Fund’s Prospectus entitled “FUND SUMMARY – Eventide Limited-Term Bond Fund - Fees and Expenses of the Fund – Example of Hypothetical Fund Costs” is hereby replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$652	$830	$1,024	$1,581
Class C – no redemption	$158	$505	$875	$1,918
Class C – with redemption	$258	$505	$875	$1,918
Class N	$77	$255	$449	$1,009
Class I	$56	$192	$340	$769

EVENTIDE	2

PROSPECTUS SUPPLEMENT	MAY 30, 2023

Eventide core bond Fund

Effective May 31, 2023, the management fee payable by the Fund to Eventide Asset Management LLC, the Fund’s investment adviser, will be reduced from 0.36% to 0.34% of the average daily net assets of the Fund. Accordingly, the following changes are hereby made to the Prospectus and Summary Prospectus:

The table under the section of the Fund’s Prospectus entitled “FUND SUMMARY - Eventide Core Bond Fund - Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15
Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	0.00%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	0.99%	1.74%	0.94%	0.74%
Fee Waiver and/or Expense Reimbursement[3]	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.83%	1.58%	0.78%	0.58%

1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
3.	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2023. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the Management Agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

The section of the Fund’s Prospectus entitled “FUND SUMMARY – Eventide Core Bond Fund - Fees and Expenses of the Fund – Example of Hypothetical Fund Costs” is hereby replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$858	$1,078	$1,709
Class C – no redemption	$161	$534	$931	$2,043
Class C – with redemption	$261	$534	$931	$2,043
Class N	$80	$285	$507	$1,145
Class I	$60	$222	$398	$908

EVENTIDE	3

PROSPECTUS SUPPLEMENT	MAY 30, 2023

The contractual advisory fees of Eventide Limited-Term Bond Fund and Eventide Core Bond Fund set forth in the table under the section of the Funds’ Prospectus entitled “Management of the Fund – Advisory Fees” is changed from 0.33% to 0.31%. and 0.36% to 0.34%, respectively. The table under the section of the Funds’ Prospectus entitled “Management of the Fund – Advisory Fees” is hereby replaced with the following:

	Contractual Advisory Fee	Net Advisory Fee Received	Expense Limitation
Gilead Fund	1.00% of the first $2 billion; 0.95% on the next $1 billion; 0.90% on the next $1 billion; and 0.85% thereafter	0.94%	Class A: 1.67% Class C: 2.42% Class N: 1.62% Class I: 1.42%
Healthcare & Life Sciences Fund	1.10%	1.10%	Class A: 1.68% Class C: 2.43% Class N: 1.63% Class I: 1.43%
Multi-Asset Income Fund	0.60%	0.61%[1]	Class A: 1.07% Class C: 1.82% Class N: 1.02% Class I: 0.82%
Dividend Opportunities Fund	0.73%	0.74%[1]	Class A: 1.20% Class C: 1.95% Class N: 1.15% Class I: 0.95%
Limited-Term Bond Fund	0.31%	0.24%	Class A: 0.80% Class C: 1.55% Class N: 0.75% Class I: 0.55%
Exponential Technologies Fund	1.10%	1.10%	Class A: 1.68% Class C: 2.43% Class N: 1.63% Class I: 1.43%
Core Bond Fund	0.34%	0.18%	Class A: 0.83% Class C: 1.58% Class N: 0.78% Class I: 0.58%
Large Cap Focus Fund	0.73%	NA2	Class A: 1.19% Class C: 1.94% Class N: 1.14% Class I: 0.94%

1. Includes .01% in fee waivers and/or expense reimbursements recaptured by the Adviser.

2. The Fund had not commenced operations during the fiscal year ended June 30, 2022.

EVENTIDE	4

PROSPECTUS SUPPLEMENT	MAY 30, 2023

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2022, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

EVENTIDE	5